Document and Entity Information	Dec. 31, 2022
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2022
Registrant Name	Fidelity Hastings Street Trust
Central Index Key	0000035348
Investment Company Type	N-1A
Amendment Flag	false